Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2023	2022
Trading assets	60,229	56,870
Non-trading derivatives	2,028	3,893
Designated at fair value through profit or loss	5,775	6,159
Mandatorily measured at fair value through profit or loss	54,983	46,844
	123,015	113,766

Summary of exposure to (reverse) repurchase agreements	ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2023	2022
Reverse repurchase transactions
Loans and advances to banks	5,251	19,395
Loans and advances to customers	499	1,306
Trading assets, loans and receivables	12,121	9,732
Loans and receivables mandatorily measured at fair value through profit or loss	51,536	43,153
	69,407	73,587
Repurchase transactions
Deposits from banks	2,064	3,809
Customer deposits	97	1
Trading liabilities, funds on deposit	10,337	5,715
Funds entrusted designated and measured at fair value through profit or loss	45,729	43,131
	58,227	52,655

Summary of trading assets

Trading assets by type
in EUR million	2023	2022
Equity securities	15,412	11,737
Debt securities	6,907	4,189
Derivatives	25,680	30,841
Loans and receivables	12,231	10,103
	60,229	56,870

Summary of non-trading derivatives

Non-trading derivatives by type
in EUR million	2023	2022
Derivatives used in
- fair value hedges	716	836
- cash flow hedges	440	814
- hedges of net investments in foreign operations	100	119
Other non-trading derivatives	771	2,124
	2,028	3,893

Designated as at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2023	2022
Debt securities	4,470	5,437
Loans and receivables	1,306	722
	5,775	6,159

Summary of financial instruments by type

Mandatorily at fair value through profit or loss by type
in EUR million	2023	2022
Equity securities	179	203
Debt securities	894	821
Loans and receivables	53,911	45,820
	54,983	46,844